Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Stock option award
		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2021	6,428,000	$1.81	3.86
Expired / Cancelled	-	-	-
Granted	-	-	-
Outstanding, June 30, 2022	6,428,000	$1.81	3.36
Options exercisable	6,373,833	$1.80	3.32

Summary of stock option-based compensation
	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2022	2021	2022	2021
Stock options and compensation granted in:
2015	24,482	184,827	86,749	414,015

2020	32,369	52,858	64,738	105,716
2021	-	1,187,959	-	1,187,959
2022	324,777	-	324,777	-
Total stock-based compensation expense recognized	$381,628	$1,425,644	$476,264	$1,707,690

Summary of stock option-based compensation expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021

Stock-based compensation pertaining to general and administrative	$337,018	$1,280,372	$368,151	$1,394,966
Stock-based compensation pertaining to research and development	44,610	145,272	108,113	312,724
Total	$381,628	$1,425,644	$476,264	$1,707,690